INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information related to Inventory [Line Item]
Raw materials		$ 513
Work in progress		308
Finished goods		2,830
Total inventory		3,651
Cost of sales [member]
Disclosure of information related to Inventory [Line Item]
Inventory recognized as part of cost of revenues	$ 2,000	3,400	$ 4,400
Inventory write-down	$ 200	$ 200	$ 1,300